Share-Based Compensation (Changyou 2014 Share Incentive Plan, Restricted Share Units Activity) (Details) - Changyou 2014 Share Incentive Plan [Member] - Class A restricted share units [Member] - An employee [Member]
shares in Thousands
12 Months Ended
Dec. 31, 2015 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Units, Unvested, Beginning balance	16
Number of Units, Granted	0
Number of Units, Vested	0
Number of Units, Forfeited	(16)
Number of Units, Unvested, Ending balance	0
Number of Units, Expected to vest thereafter	0
Weighted-Average Grant-Date Fair Value, Unvested, Beginning balance | $ / shares	$ 12.64
Weighted-Average Grant-Date Fair Value, Forfeited | $ / shares	$ 12.64